Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

The Company and its subsidiaries are in the table as follows:

	Percentage of effective ownership
	December 31,
Name	Date of incorporation	2023	2024	2025	Place of incorporation	Principal activities
		%	%	%
VCI Global Limited	29.04.2020	100	100	100	British Virgin Island	Holding company.
V Capital Kronos Berhad	01.09.2020	100	100	100	Malaysia	Holding company.
AB Management and Consultancy Services Sdn Bhd	04.05.2020	80	93.34	93.34	Malaysia	Holding company.
Elmu Education Group Sdn Bhd	03.12.2020	56	-	20	Malaysia	Education and training services.
Elmu Higher Education Sdn Bhd	24.05.2021	56	-	20	Malaysia	Education and training services and holding company
V Capital Real Estate Sdn Bhd	05.07.2021	100	100	30	Malaysia	Provision of real estate management consultancy services.
VCI Energy Sdn Bhd	12.11.2021	100	100	30	Malaysia	Dormant.
V Galactech Sdn Bhd	12.01.2022	100	100	100	Malaysia	Provision of information technology development.
V Capital Real Estate Limited	08.02.2024	-	100	30	British Virgin Island	Holding company
V Gallant Limited (formerly known as VC AI Limited)	19.08.2024	-	100	34.68	British Virgin Island	Holding company.
VC AI Sdn Bhd	16.12.2024	-	100	100	Malaysia	Holding company
V Gallant Sdn Bhd	18.09.2024	-	100	100	Malaysia	Trading of high-performance servers, information technology hardware
RoboDAX Limited (formerly known as Smart Bridge Technologies Limited)	13.05.2024	-	100	100	British Virgin Island	Holding company
Smart Bridge Technologies Sdn Bhd	22.10.2025	-	-	100	Malaysia	Technology solution consultancy
VCI Global (Singapore) Pte. Ltd.	10.03.2025	-	-	100	Singapore	Management consultancy services
AiSecure Limited	09.01.2025	-	-	100	British Virgin Island	Dormant
VCI Energy Limited	05.02.2025	-	-	30	British Virgin Island	Holding company
VCI (HK) Limited	04.12.2025	-	-	100	Hong Kong	Management consultancy services